Business and Basis of Presentation (Summary Of Adoption Of New Guidance On Unaudited Interim Consolidated Statement For Financial Position) (Details) - USD ($) $ in Thousands		Jan. 01, 2023	Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs			$ 6,930,425	[1]	$ 7,029,308	[1]	$ 2,493,082	$ 2,433,936	$ 1,855,698
Reinsurance recoverables			37,096,562		40,444,196
Deferred sales inducements	[1]		381,504		414,619
Income tax assets	[1]		1,694,751		1,247,860
Market risk benefits assets	[1]		1,393,237		1,786,565
Other assets	[1]		1,331,427		1,381,829
TOTAL ASSETS			193,473,118		225,703,526
Policyholders' account balances	[1]		41,912,536		35,730,680
Future policy benefits			20,829,033		21,510,749
Market risk benefit liabilities	[1]		5,521,601		9,764,443
Other liabilities	[1]		3,597,373		2,330,689
Total liabilities			188,436,923		219,489,530
Retained earnings / (accumulated deficit)	[1]		(994,154)		(227,449)
Accumulated other comprehensive income (loss)	[1]		(10,065)		396,454
Total equity			5,036,195		6,213,996
TOTAL LIABILITIES AND EQUITY			193,473,118		225,703,526
As Previously Reported
New Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs			6,616,097		6,830,972			$ 2,433,936
Reinsurance recoverables			34,561,825		38,598,767
Deferred sales inducements			275,574		374,649
Income tax assets			1,873,740		1,316,879
Market risk benefits assets			0		0
Other assets			1,327,393		1,140,948
TOTAL ASSETS			189,299,841		221,661,364
Policyholders' account balances			41,748,241		35,361,795
Future policy benefits			23,204,533		27,927,029
Market risk benefit liabilities			0		0
Other liabilities			3,407,156		2,264,477
Total liabilities			184,936,310		215,706,270
Retained earnings / (accumulated deficit)			(95,583)		(437,332)
Accumulated other comprehensive income (loss)			(1,581,300)		347,435
Total equity			4,363,531		5,955,094
TOTAL LIABILITIES AND EQUITY			189,299,841		221,661,364
Change of Effect
New Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs			314,328		198,336		74,702
Reinsurance recoverables			2,534,737		1,845,429
Deferred sales inducements			105,930		39,970
Income tax assets			(178,989)		(69,019)
Market risk benefits assets			1,393,237		1,786,565
Other assets			4,034		240,881
TOTAL ASSETS			4,173,277		4,042,162
Policyholders' account balances			164,295		368,885
Future policy benefits			(2,375,500)		(6,416,280)
Market risk benefit liabilities			5,521,601		9,764,443
Other liabilities			190,217		66,212
Total liabilities			3,500,613		3,783,260
Retained earnings / (accumulated deficit)			(898,571)		209,883
Accumulated other comprehensive income (loss)			1,571,235		49,019
Total equity		$ 673,000	672,664		258,902		$ (271,000)
TOTAL LIABILITIES AND EQUITY			$ 4,173,277		$ 4,042,162

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.